EXCHANGE LISTED FUNDS TRUST

Armor US Equity Index ETF (NYSE Arca Ticker: ARMR)

Asian Growth Cubs ETF (NYSE Arca Ticker: CUBS)

Cabana Target Drawdown 5 ETF (NYSE Arca Ticker: TDSA)

Cabana Target Drawdown 7 ETF (NYSE Arca Ticker: TDSB)

Cabana Target Drawdown 10 ETF (NYSE Arca Ticker: TDSC)

Cabana Target Drawdown 13 ETF (NYSE Arca Ticker: TDSD)

Cabana Target Drawdown 16 ETF (NYSE Arca Ticker: TDSE)

Corbett Road Tactical Opportunity ETF (NYSE Arca Ticker: OPPX)

High Yield ETF (NYSE Arca Ticker: HYLD)

QRAFT AI-Enhanced U.S. Large Cap ETF (NYSE Arca Ticker: QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

QRAFT AI-Enhanced U.S. High Dividend ETF (NYSE Arca Ticker: HDIV)

QRAFT AI-Enhanced U.S. Next Value ETF (NYSE Arca Ticker: NVQ)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 19, 2021 to each Fund’s currently effective summary prospectus and prospectus (together, the “Prospectuses”)

and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI for each Fund and should be read in conjunction with those documents.

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Applicable to all Funds except Asian Growth Cubs ETF and High Yield ETF

Travis Trampe no longer serves as a portfolio manager of the Funds. Accordingly, all references to Mr. Trampe in each Fund’s Prospectuses and SAI are hereby deleted.

Applicable to all Funds except Armor US Equity Index ETF, Asian Growth Cubs ETF, Corbett Road Tactical Opportunity ETF, High Yield ETF, QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and QRAFT AI-Enhanced U.S. High Dividend ETF

Todd Alberico and Gabriel Tan of Exchange Traded Concepts, LLC, the Funds’ investment adviser, have begun serving as portfolio managers of the Funds in place of Travis Trampe. Accordingly, Messrs. Alberico and Tan replace Mr. Trampe in each Fund’s Prospectuses and SAI and the following specific information is added:

•	Under the section titled “Portfolio Managers” of each Fund’s prospectus the following information is added:

Todd Alberico joined the Adviser in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in NY with a Bachelor of Science degree in Finance.

Gabriel Tan joined the Adviser in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning.

•	Under the subsection titled “Portfolio Manager Compensation” of each Fund’s SAI, the following information is added:

Compensation for Messrs. Alberico and Tan includes a salary and discretionary bonus based on the profitability of the Adviser. Neither Mr. Alberico’s nor Mr. Tan’s compensation is directly related to the performance of the underlying assets.

•	Under the subsection titled “Fund Shares Owned by the Portfolio Managers” of each Fund’s SAI, the following information is added:

As of July 31, 2021, neither Mr. Alberico nor Mr. Tan beneficially owned shares of the Fund.

•	Under the subsection titled “Other Accounts Managed by the Portfolio Managers” of each Fund’s SAI, the following information is added:

Name	Registered Investment Companies*^		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Todd Alberico	41	$3,936	1	$85.19	0	$0
Gabriel Tan	41	$3,936	1	$85.19	0	$0

*Information provided as of July 31, 2021. None of the accounts managed by the portfolio managers are subject to performance-based advisory fees.

^Inclusive of the Fund(s) covered by this SAI.

Applicable to all Funds

Matthew Fleischer has replaced Patrick Keniston as the chief compliance officer of Exchange Listed Funds Trust. Accordingly, all references in each Fund’s SAI to Patrick Keniston are hereby deleted and the following information is added to the table in the subsection titled “Officers” in each Fund’s SAI:

The address of Matthew Fleischer is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Matthew B. Fleischer (1983)	Chief Compliance Officer	Since 2021	Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds (2015 to 2017); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021); Chief Compliance Officer, Exchange Traded Concepts, LLC (since 2021); Chief Compliance Officer, Exchange Traded Concepts Trust (since 2021).

1 Each officer serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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